Borrowings - Summary of borrowings amount and interest rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Line Items]
Borrowings	₩ 49,279,175	₩ 43,167,065
Denominated in Korean won
Borrowings [Line Items]
Borrowings, gross	₩ 28,192,296	₩ 23,690,674
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	1.75%	0.25%
Minimum Interest rate	0.25%	0.25%
Borrowings, gross	₩ 5,100,325	₩ 5,278,331
Others
Borrowings [Line Items]
Maximum Interest rate	7.60%	3.93%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 23,091,971	₩ 18,412,343
Denominated in foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 10,257,378	₩ 7,225,597
Overdraft due from banks
Borrowings [Line Items]
Maximum Interest rate	0.30%	0.30%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 48,072	₩ 42,434
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	21.20%	12.29%
Minimum Interest rate	0.15%	0.49%
Borrowings, gross	₩ 7,811,701	₩ 5,292,872
Others
Borrowings [Line Items]
Maximum Interest rate	22.65%	11.25%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 2,397,605	₩ 1,890,291
Call money
Borrowings [Line Items]
Maximum Interest rate	6.30%	1.52%
Minimum Interest rate	0.05%	0.30%
Borrowings, gross	₩ 1,276,301	₩ 1,534,611
Bills of sale
Borrowings [Line Items]
Maximum Interest rate	3.95%	1.47%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 15,057	₩ 9,032
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	6.80%	6.25%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 9,544,536	₩ 10,709,115
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (6,393)	₩ (1,964)